Equity and Accumulated Other Comprehensive Income	3 Months Ended
Mar. 31, 2019
Stockholders' Equity Note [Abstract]
Equity and Accumulated Other Comprehensive Income

Note 10. Equity and Accumulated Other Comprehensive Income
Equity
Changes in the components of Total equity were as follows:

(dollars in millions, except per share amounts, and shares in thousands)
Three months ended March 31,	2019			2018
	Shares	Amount		Shares	Amount
Common Stock
Balance at beginning of period	4,291,434	$429		4,242,374	$424
Common shares issued	—	—		49,048	5
Balance at end of period	4,291,434	429		4,291,422	429

Additional Paid In Capital
Balance at beginning of period		13,437			11,101
Other		(19)			2,336
Balance at end of period		13,418			13,437

Retained Earnings
Balance at beginning of period		43,542			35,635
Opening balance sheet adjustment		410	(1)		2,232	(2)
Adjusted opening balance		43,952			37,867
Net income attributable to Verizon		5,032			4,545
Dividends declared ($0.6025, $0.5900 per share)		(2,491)			(2,438)
Balance at end of period		46,493			39,974

Accumulated Other Comprehensive Income
Balance at beginning of period attributable to Verizon		2,370			2,659
Opening balance sheet adjustment		—			630	(2)
Adjusted opening balance		2,370			3,289
Foreign currency translation adjustments		24			93
Unrealized gain (loss) on cash flow hedges		(13)			501
Unrealized gain (loss) on marketable securities		4			(5)
Defined benefit pension and postretirement plans		(169)			(173)
Other comprehensive income (loss)		(154)			416
Balance at end of period attributable to Verizon		2,216			3,705

Treasury Stock
Balance at beginning of period	(159,400)	(6,986)		(162,898)	(7,139)
Employee plans	3,668	161		3,368	147
Shareholder plans	5	—		4	—
Balance at end of period	(155,727)	(6,825)		(159,526)	(6,992)

Deferred Compensation-ESOPs and Other
Balance at beginning of period		353			416
Restricted stock equity grant		35			33
Amortization		(263)			(221)
Balance at end of period		125			228

Noncontrolling Interests
Balance at beginning of period		1,565			1,591
Opening balance sheet adjustment		1	(1)		44	(2)
Adjusted opening balance		1,566			1,635
Net income attributable to noncontrolling interests		128			121
Total comprehensive income		128			121
Distributions and other		(90)			(192)
Balance at end of period		1,604			1,564
Total Equity		$57,460			$52,345

(1) The opening balance sheet adjustment for the three months ended March 31, 2019 is due to the adoption of Topic 842 on January 1, 2019. See Note 1 for additional information.
(2) Opening balance sheet adjustments for the three months ended March 31, 2018 are due to the adoption of multiple ASUs on January 1, 2018. Refer to the consolidated financial statements and notes thereto included in the Company’s Current Report on Form 8-K dated August 8, 2019 for the fiscal year ended December 31, 2018 for additional information.

Common Stock
Verizon did not repurchase any shares of Verizon common stock through its previously authorized share buyback program during the three months ended March 31, 2019. At March 31, 2019, the maximum number of shares that could be purchased by or on behalf of Verizon under our share buyback program was 100 million.

Common stock has been used from time to time to satisfy some of the funding requirements of employee and shareowner plans, including 3.7 million common shares issued from Treasury stock during the three months ended March 31, 2019.

In connection with our acquisition of Straight Path Communications, Inc. in February 2018, we issued approximately 49 million shares of Verizon common stock, valued at approximately $2.4 billion.

Accumulated Other Comprehensive Income
The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized gain (loss) on cash flow hedges	Unrealized gain (loss) on marketable securities	Defined benefit pension and postretirement plans	Total
Balance at January 1, 2019	$(600)	$(80)	$20	$3,030	$2,370
Other comprehensive income (loss)	24	(141)	4	—	(113)
Amounts reclassified to net income	—	128	—	(169)	(41)
Net other comprehensive income (loss)	24	(13)	4	(169)	(154)
Balance at March 31, 2019	$(576)	$(93)	$24	$2,861	$2,216

The amounts presented above in net other comprehensive income (loss) are net of taxes. The amounts reclassified to net income related to unrealized gain on cash flow hedges in the table above are included in Other income (expense), net and Interest expense in our condensed consolidated statements of income. See Note 8 for additional information. The amounts reclassified to net income related to defined benefit pension and postretirement plans in the table above are included in Cost of services and Selling, general and administrative expense in our condensed consolidated statements of income. See Note 9 for additional information.